Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 Segment Customer	Dec. 31, 2018
Disclosure of operating segments [line items]
Number of operating segments reported | Segment	4
Description of factors used to identify entity's reportable segments	When determining Ericsson’s operating segments, consideration has been given to the financial reporting reviewed by the Chief Operating Decision Maker (CODM). Markets and what type of customers the products and services aim to attract has been considered, as well as the distribution channels they are sold through. Commonality regarding technology, research and development has also been taken into account. To best reflect the business focus and to facilitate comparability with peers, four operating segments are reported;
Number of largest customers	10
Bottom of range [member]
Disclosure of operating segments [line items]
Number of customer base	500
10 largest customers [member]
Disclosure of operating segments [line items]
Percentage of contribution to net sales	49.00%	48.00%
Largest customer [member]
Disclosure of operating segments [line items]
Percentage of contribution to net sales	10.00%	9.00%
MediaKind [member]
Disclosure of operating segments [line items]
Percentage of ownership	49.00%
Networks [member] | IPR licensing revenues [member]
Disclosure of operating segments [line items]
Percentage of revenue	82.00%	82.00%
Digital services [member] | IPR licensing revenues [member]
Disclosure of operating segments [line items]
Percentage of revenue	18.00%	18.00%